Condensed Interim Consolidated Statements of Financial Position (Current Period Unaudited) - CAD ($)	Dec. 31, 2024	Mar. 31, 2024
Current ASSETS
Cash	$ 6,375,960	$ 998,262
Receivables	142,873	146,209
Prepaid expenses and deposits	249,831	340,742
Current assets	6,768,664	1,485,213
Non-Current ASSETS
Prepaid expenses and deposits	56,773	19,231
Exploration and evaluation assets (Note 4)	22,814,614	15,094,413
Total Assets	29,640,051	16,598,857
Current LIABILITIES
Accounts payable and accrued liabilities (Notes 5 and 8)	1,211,377	1,582,188
Term loans payable (Note 6)	544,552	1,138,520
Flow-through premium liability (Notes 7 and 12)	1,416,512	11,666
Current liabilities	3,172,441	2,732,374
Non-Current LIABILITIES
Derivative liability (Note 7)	325,068	656,946
Total Liabilities	3,497,509	3,389,320
Shareholders' Equity
Capital stock (Note 7)	47,406,247	32,123,613
Subscriptions received (Note 7)	0	105,000
Reserves (Note 7)	4,244,891	2,462,047
Deficit	(25,508,596)	(21,481,123)
Total Shareholders’ Equity	26,142,542	13,209,537
Total Liabilities and Shareholders’ Equity	$ 29,640,051	$ 16,598,857